Note 7 - Income Taxes (Details Textual)	12 Months Ended
Jun. 28, 2015 USD ($)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0
Open Tax Year	2011
Unrecognized Tax Benefits	$ 0